COMMITMENTS AND CONTINGENCIES (Legal and Tax Contingencies) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2003	Dec. 31, 2013
Loss Contingencies [Line Items]
Accrual for loss contingency	$ 3,441		$ 7,888
Brazilian Tax Authority [Member]
Loss Contingencies [Line Items]
Damages being sought	10,353	4,000
Estimated maximum loss from contingency	12,053		22,540
Accrual for loss contingency	2,689		6,857
Amount paid	2,059
Brazilian Tax Authority [Member] | General and administrative expenses [Member]
Loss Contingencies [Line Items]
Reversal amount	619
Brazilian Tax Authority [Member] | Financial income [Member]
Loss Contingencies [Line Items]
Reversal amount	1,811
Brazilian Tax Authority [Member] | Tax expenses [Member]
Loss Contingencies [Line Items]
Reversal amount	315
Pending And Threatened Litigation [Member]
Loss Contingencies [Line Items]
Estimated maximum loss from contingency	2,472		2,902
Accrual for loss contingency	$ 752		$ 1,031